Parties-in-interest Transactions (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Summary of Parties-in-Interest Balances	The following is a summary of parties-in-interest balances at December 31, 2025 and 2024.

	2025	2024
Company common stock	$105,317,304	$95,252,916
Notes receivable from participants	944,320	790,778
BankPlus Wealth Mgmt Aggressive	15,392,715	11,589,791
BankPlus Wealth Mgmt Cons Growth	7,100,100	5,931,435
BankPlus Wealth Mgmt Conservative	1,141,551	693,265
BankPlus Wealth Mgmt Growth	14,427,123	13,022,512
BankPlus Wealth Mgmt Mod Growth	7,545,910	7,096,950